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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04088

Excelsior Funds, Inc.

(Exact name of registrant as specified in charter)

114 West 47th Street New York	NY 10036
(Address of principal executive offices)	(Zip code)

BISYS Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-852-1000

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Excelsior Funds, Inc.

Government Money Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Principal Amount	Security Description	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (66.36%):
$9,200,000	Federal Home Loan Bank, 3.50%, 01/18/07	$9,192,230
4,660,000	Federal Home Loan Bank, 5.13%, 05/01/07	4,658,417
75,000,000	Federal Home Loan Bank, Discount Note, 5.17%, 01/19/07	74,805,938
17,006,000	Federal Home Loan Bank, Discount Note, 5.15%, 01/26/07	16,945,180
8,000,000	Federal Home Loan Mortgage Corporation, Discount Note, 5.08%, 03/23/07	7,908,560
15,000,000	Federal National Mortgage Association, 3.00%, 03/02/07	14,944,583
10,000,000	Federal National Mortgage Association, 5.30%, 01/08/08	10,000,000
8,500,000	Federal National Mortgage Association, Discount Note, 5.07%, 04/04/07	8,388,671

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $146,843,579)		146,843,579

Shares
REGISTERED INVESTMENT COMPANY (2.27%):
5,022,599	Dreyfus Treasury Prime Cash Management Fund	5,022,599

Total REGISTERED INVESTMENT COMPANY (Cost $5,022,599)		5,022,599

Principal Amount
REPURCHASE AGREEMENT (31.64%):
$70,000,000	Morgan Stanley Dean Witter, 5.20%, dated 12/29/06, due 01/03/07, to be repurchased at $ 70,050,556 (collateralized by U.S. Government Obligations, ranging in par value $3,385,000-$10,000,000, 3.50%-6.00%, maturing 03/28/07-11/09/15; total market value $ 72,130,185)	70,000,000

Total REPURCHASE AGREEMENT (Cost $70,000,000)		70,000,000

Total Investments (Cost $221,866,178) - 100.27%		$221,866,178
Liabilities in excess of other assets - (0.27)%		(597,129)

NET ASSETS - 100.00%		$221,269,049

Discount Note - The rate reported is the discount rate at the time of purchase.

Excelsior Funds, Inc.

Money Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Principal Amount	Security Description	Value
BANK NOTES (2.68%):
$30,000,000	Bank of America NA, 5.31%, $ 01/09/07	$30,000,000

Total BANK NOTES (Cost $30,000,000)		30,000,000

CERTIFICATES OF DEPOSIT (18.79%):
45,000,000	Barclays Bank plc, 5.31%, 01/04/07	45,000,000
35,000,000	Citibank NA, 5.33%, 01/29/07	35,000,000
50,000,000	First Tennessee Bank, 5.29%, 02/05/07	50,000,000
30,000,000	Fortis Bank SA/NV, 5.30%, 02/13/07	30,000,176
50,000,000	Washington Mutual Corp., 5.27%, 03/07/07	50,000,000

Total CERTIFICATES OF DEPOSIT (Cost $210,000,176)		210,000,176

COMMERCIAL PAPER (67.20%):
45,000,000	Abbey National Treasury Services, Discount Note, 5.23%, 01/29/07	44,816,950
25,000,000	Abbott Laboratories, Discount Note, 5.21%, 02/15/07	24,837,188
40,000,000	American Express Credit Corp., Discount Note, 5.22%, 01/18/07	39,901,400
50,000,000	American General Finance Co., Discount Note, 5.24%, 01/11/07	49,927,221
40,000,000	CIT Group Funding, Inc., Discount Note, 5.25%, 02/22/07	39,696,667
40,000,000	Corporate Asset Funding Co., Inc., Discount Note, 5.25%, 01/16/07 (a)	39,912,500
10,000,000	Falcon Asset Securitization Corp., Discount Note, 5.28%, 01/08/07 (a)	9,989,733
15,000,000	Falcon Asset Securitization Corp., Discount Note, 5.24%, 02/06/07 (a)	14,921,400
20,000,000	General Electric Capital Corp., Discount Note, 5.20%, 01/02/07	19,997,111
30,000,000	General Electric Capital Corp., Discount Note, 5.23%, 01/10/07	29,960,775
10,000,000	Goldman Sachs Group, Inc., Discount Note, 5.29%, 02/01/07	9,954,447
40,000,000	Goldman Sachs Group, Inc., Discount Note, 5.21%, 02/12/07	39,756,867
35,000,000	Govco, Inc., Discount Note, 5.24%, 01/17/07 (a)	34,918,489
13,000,000	Govco, Inc., Discount Note, 5.24%, 02/12/07 (a)	12,920,527
30,000,000	HSBC Finance Corp., Discount Note, 5.26%, 01/26/07	29,890,417
24,000,000	International Lease Finance Corp., Discount Note, 5.24%, 01/10/07	23,968,560
20,000,000	National Rural Utilities Cooperative Financial Corp., Discount Note, 5.25%, 01/10/07	19,973,750
25,000,000	Ranger Funding Co. llc, Discount Note, 5.25%, 01/29/07 (a)	24,897,917
25,000,000	Ranger Funding Co. llc, Discount Note, 5.28%, 02/15/07 (a)	24,835,000
30,000,000	Societe Generale, Discount Note, 5.22%, 03/01/07	29,743,350
12,000,000	Three Pillar Funding llc, Discount Note, 5.28%, 01/08/07 (a)	11,987,680
15,000,000	Three Pillar Funding llc, Discount Note, 5.32%, 01/29/07 (a)	14,937,933
20,275,000	Three Pillar Funding llc, Discount Note, 5.26%, 02/14/07 (a)	20,144,654
30,000,000	UBS Finance Corp., Discount Note, 5.22%, 01/10/07	29,960,813
15,000,000	UBS Finance Corp., Discount Note, 5.22%, 02/16/07	14,899,950
20,000,000	Windmill Funding Corp., Discount Note, 5.23%, 01/04/07 (a)	19,991,283
30,000,000	Windmill Funding Corp., Discount Note, 5.23%, 03/05/07 (a)	29,725,425
30,000,000	Yorktown Capital llc, Discount Note, 5.29%, 01/22/07 (a)	29,907,425
15,000,000	Yorktown Capital llc, Discount Note, 5.28%, 02/01/07 (a)	14,931,800

Total COMMERCIAL PAPER (Cost $751,307,232)		751,307,232

U.S. GOVERNMENT & AGENCY OBLIGATIONS (2.24%):
10,000,000	Federal Home Loan Mortgage Corporation, MTN, 5.35%, 11/21/07	10,000,000
15,000,000	Federal National Mortgage Association, 5.30%, 01/08/08	15,000,000

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $25,000,000)		25,000,000

Shares
REGISTERED INVESTMENT COMPANY (1.24%):
13,817,113	Dreyfus Government Cash Management Fund	13,817,113

Total REGISTERED INVESTMENT COMPANY (Cost $13,817,113)		13,817,113

Principal Amount
	REPURCHASE AGREEMENT (8.05%):
$90,000,000	Morgan Stanley Dean Witter, 5.20%, dated 12/29/06, due 01/03/07, to be repurchased at $90,065,000 (collateralized by U.S. Government Obligations, ranging in par value $1,615,000-$10,000,000, 3.00%-6.47%, maturing 01/17/07-09/29/25; total market value $91,804,718)	90,000,000

Total REPURCHASE AGREEMENT (Cost $90,000,000)		90,000,000

Total Investments (Cost $1,120,124,521) - 100.20%		$1,120,124,521
Liabilities in excess of other assets - (0.20)%		(2,285,626)

NET ASSETS - 100.00%		$1,117,838,895

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to $304,021,767 or 27.20% of net assets.

Discount Note - The rate reported is the discount rate at the time of purchase.

llc - Limited Liability Company

MTN - Medium Term Note

plc - Public Limited Company

Excelsior Funds, Inc.

Treasury Money Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Principal Amount	Security Description	Value
U.S. GOVERNMENT & AGENCY OBLIGATION (10.29%):
$25,400,000	Federal Home Loan Bank, Discount Note, 4.80%, 01/03/07	$25,393,227

Total U.S. GOVERNMENT & AGENCY OBLIGATION (Cost $25,393,227)		25,393,227

U.S. TREASURY OBLIGATIONS (88.54%):
30,000,000	4.86%, 01/04/07 (a)	29,987,988
15,000,000	5.03%, 01/18/07 (a)	14,964,789
15,000,000	4.80%, 02/15/07 (a)	14,910,609
35,000,000	4.84%, 02/22/07 (a)	34,757,585
35,000,000	4.87%, 03/01/07 (a)	34,722,987
35,000,000	4.92%, 03/08/07 (a)	34,687,990
35,000,000	4.90%, 03/22/07 (a)	34,623,906
20,000,000	4.93%, 03/29/07 (a)	19,764,858

Total U.S. TREASURY OBLIGATIONS (Cost $218,420,712)		218,420,712

Shares
REGISTERED INVESTMENT COMPANY (1.54%):
3,787,259	Dreyfus Treasury Prime Cash Management Fund	3,787,259

Total REGISTERED INVESTMENT COMPANY (Cost $3,787,259)		3,787,259

Total Investments (Cost $247,601,198) - 100.37%		$247,601,198
Liabilities in excess of other assets - (0.37)%		(903,286)

NET ASSETS - 100.00%		$246,697,912

(a)	The rate shown is the effective yield at the time of purchase.

Discount Note - The rate reported is the discount rate at the time of purchase.

Excelsior Funds, Inc.

Core Bond Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Principal Amount	Security Description	Value
ASSET BACKED SECURITIES (0.79%):
$4,200,000	Capital Auto Receivables Asset Trust, 2006-SN1AC B, 5.50%, 04/20/10 (a)	$4,209,179

Total ASSET BACKED SECURITIES (Cost $4,199,070)		4,209,179

COLLATERALIZED MORTGAGE OBLIGATIONS (8.88%):
NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (7.21%):
626,338	Bear Stearns Adjustable Rate Mortgage Trust, 2004-10, 15A1, 4.50%, 01/25/35 (b)	618,134
2,058,494	Citigroup Mortgage Loan Trust, 2004-HYB4 WA, 4.46%, 12/25/34 (b)	2,021,828
3,256,386	Countrywide Alternative Loan Trust, 2004-16CB 1A2, 5.50%, 07/25/34	3,216,899
1,939,026	Countrywide Alternative Loan Trust, 2004-22CB 1A1, 6.00%, 10/25/34	1,928,470
8,501,434	Indymac Index Mortgage Loan Trust, 2004-AR4 3A, 4.76%, 08/25/34 (b)	8,425,316
8,342,239	JP Morgan Mortgage Trust, 2005-A6 1A1, 5.15%, 09/25/35 (b)	8,240,881
11,255,191	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 12/25/34 (b)	11,022,424
2,925,556	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1, 4.54%, 02/25/35 (b)	2,874,761

FEDERAL HOME LOAN MORTGAGE CORPORATION (0.53%):		38,348,713

2,759,742	2333 UZ, 6.50%, 07/15/31	2,812,735

FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.14%):
3,000,000	1997-M5 C, 6.74%, 08/25/07	3,010,925
3,080,000	2003-17 QT, 5.00%, 08/25/27	3,047,315

		6,058,240

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $47,891,465)		47,219,688

COMMERCIAL MORTGAGE-BACKED SECURITIES (12.17%):
4,225,000	Asset Securitization Corp., 1997-D4 A4, 7.73%, 04/14/29 (b)	4,452,943
2,497,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4, 4.76%, 11/10/39	2,416,247
5,000,000	Bear Stearns Commercial Mortgage Securities, 2006-PW13 A3, 5.52%, 09/11/41 (b)	5,053,145
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., 2002-CKS4 G, 6.01%, 11/15/36 (a)(b)	1,025,346
1,781,000	GMAC Commercial Mortgage Securities, 1999-C1, 6.84%, 05/15/33 (b)	1,834,698
3,449,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1, 5.32%, 06/10/36	3,445,563
3,150,000	Morgan Stanley Dean Witter Capital I, 2000-LIF2 C, 7.50%, 10/15/33	3,370,324
1,245,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2, 4.74%, 11/13/36	1,213,299
5,571,000	Nomura Asset Securities Corp., 1998-D6 A4, 7.36%, 03/15/30 (b)	6,270,188
4,225,000	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4, 6.29%, 04/15/34	4,419,160
3,601,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3, 4.61%, 12/15/35	3,515,013
6,099,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A2, 5.00%, 07/15/41	6,043,492
3,905,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3, 5.23%, 07/15/41	3,899,766
17,926,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5, 5.09%, 07/15/42	17,782,545

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $65,227,976)		64,741,729

CORPORATE BONDS (17.86%):
2,665,000	Alcan Inc., 5.00%, 06/01/15	2,534,769
2,615,000	America Movil S.A. de C.V., 5.50%, 03/01/14	2,556,220
1,200,000	America Movil S.A. de C.V., 6.38%, 03/01/35	1,170,772
5,700,000	Bank One Corp., 7.88%, 08/01/10	6,182,853
3,245,000	Bear Stearns Co., Inc., 5.70%, 11/15/14	3,294,084
5,520,000	Bottling Group llc, 5.50%, 04/01/16	5,499,736
2,300,000	British Telecommunications plc, 8.88%, 12/15/30	3,146,110
2,000,000	Caterpillar, Inc., 5.70%, 08/15/16	2,027,918
2,800,000	Cisco Systems, Inc., 5.50%, 02/22/16	2,801,786
2,000,000	Citigroup, Inc., 4.25%, 07/29/09	1,957,214
1,970,000	Citigroup, Inc., 6.63%, 06/15/32	2,176,308

1,441,000	Comcast Cable Communications, 6.88%, 06/15/09	1,490,635
1,441,000	DaimlerChrysler N.A. Holding Corp., 7.20%, 09/01/09	1,494,833
1,500,000	DaimlerChrysler N.A. Holding Corp., 5.75%, 09/08/11	1,496,217
2,000,000	Deutsche Telekom International Finance, 5.38%, 03/23/11	1,993,942
1,310,000	Deutsche Telekom International Finance, Multi-Coupon Bond, 8.00%, 06/15/10	1,418,511
1,500,000	Deutsche Telekom International Finance, Multi-Coupon Bond, 8.25%, 06/15/30	1,844,010
1,400,000	Devon Financing Corp., 6.88%, 09/30/11	1,480,385
700,000	Ford Motor Credit Co., 5.80%, 01/12/09	687,290
1,000,000	Ford Motor Credit Co., 8.63%, 11/01/10	1,029,356
2,000,000	General Electric Capital Corp. MTN, 6.00%, 06/15/12	2,070,342
1,221,000	Goldman Sachs Group, Inc., 6.13%, 02/15/33	1,244,154
5,834,000	Household Finance Corp., 8.00%, 07/15/10	6,337,464
250,000	Iron Mountain, Inc., 8.63%, 04/01/13	258,125
1,388,000	JP Morgan Chase & Co., 5.75%, 01/02/13	1,412,575
2,000,000	Lehman Brothers Holdings, Inc., 5.75%, 01/03/17	2,025,596
885,000	Metlife, Inc., 5.00%, 11/24/13	865,966
2,000,000	Morgan Stanley, 6.75%, 04/15/11	2,113,944
5,385,000	Morgan Stanley, 4.75%, 04/01/14	5,148,744
1,500,000	Nisource Finance Corp., 7.88%, 11/15/10	1,618,293
3,825,000	Oracle Corp., 5.25%, 01/15/16	3,744,277
1,441,000	Prudential Financial, Inc., 5.10%, 09/20/14	1,407,541
256,000	PSEG Energy Holdings, Inc., 8.63%, 02/15/08	263,040
2,000,000	RBS Capital Trust III, 5.51%, 09/29/49 (b)	1,976,796
2,600,000	TCI Communications, Inc., 9.80%, 02/01/12	3,065,912
2,183,000	Time Warner Cos., Inc., 7.25%, 10/15/17	2,384,674
2,000,000	UBS Preferred Funding Trust I, 8.62%, 10/29/49	2,209,290
2,441,000	Wal-Mart Stores, 4.13%, 02/15/11	2,347,871
5,350,000	Wells Fargo & Co., 5.00%, 11/15/14	5,196,359
950,000	Xerox Corp., 6.40%, 03/15/16	970,188
2,000,000	YUM! Brands, Inc., 6.25%, 04/15/16	2,049,256

Total CORPORATE BONDS (Cost $94,297,271)		94,993,356

TAX-EXEMPT SECURITIES (0.34%):
1,590,000	Massachusetts Bay Transition Authority, Massachusetts Sales Tax, Revenue Bonds, Series A, 5.00%, 07/01/31	1,801,868

Total TAX-EXEMPT SECURITIES (Cost $1,754,885)		1,801,868

U.S. GOVERNMENT AGENCY BONDS & NOTES (2.89%):
FANNIE MAE (1.47%):
7,500,000	MTN, 6.25%, 02/01/11	7,816,035

FREDDIE MAC (0.96%):
4,440,000	6.25%, 07/15/32	5,109,774

RESOLUTION FUNDING CORPORATION (0.46%):
4,851,000	Principal Only STRIPS, 0.00%, 07/15/20	2,447,732

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $15,072,264)		15,373,541

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (42.20%):
FEDERAL HOME LOAN MORTGAGE CORPORATION (11.37%):
6,663,852	Pool # 1G1898 ARM, 5.92%, 06/01/36 (b)	6,676,326
2,640,351	Pool # A20105, 5.00%, 04/01/34	2,550,341
9,477,539	Pool # A47411, 4.50%, 10/01/35	8,881,256
2,682,183	Pool # A48132, 7.00%, 12/01/35	2,751,576
5,687,596	Pool # B19861, 4.50%, 08/01/20	5,482,406
2,781,883	Pool # C01811, 5.00%, 04/01/34	2,687,048
131,577	Pool # C71221, 5.00%, 09/01/32	127,228
20,790	Pool # C74339, 5.00%, 12/01/32	20,103
163,103	Pool # C74469, 5.00%, 12/01/32	157,711
34,459	Pool # C74676, 5.00%, 12/01/32	33,320
2,411,475	Pool # E96460, 5.00%, 05/01/18	2,374,509

4,619,207	Pool # G01842, 4.50%, 06/01/35	4,328,588
18,642,565	Pool # G18105, 5.00%, 03/01/21	18,313,602
2,583,308	Pool # J01383, 5.50%, 03/01/21	2,581,317
3,627,668	Pool # J02497, 4.50%, 09/01/20	3,496,793

		60,462,124

FEDERAL NATIONAL MORTGAGE ASSOCIATION (28.58%):
218,211	Pool # 251502, 6.50%, 02/01/13	223,335
89,210	Pool # 252806, 7.50%, 10/01/29	93,106
1,293,876	Pool # 255896, 6.50%, 08/01/35	1,318,539
5,161,433	Pool # 256269, 5.50%, 06/01/36	5,100,678
11,005,909	Pool # 357824, 5.50%, 06/01/35	10,880,205
1,238,924	Pool # 387203, 4.80%, 01/01/12	1,220,048
1,057,905	Pool # 387204, 4.80%, 01/01/12	1,041,787
233,610	Pool # 443194, 5.50%, 10/01/28	232,253
3,953	Pool # 450846, 5.50%, 12/01/28	3,930
344,628	Pool # 452035, 5.50%, 11/01/28	342,624
2,504	Pool # 454758, 5.50%, 12/01/28	2,489
5,062	Pool # 485994, 5.50%, 01/01/29	5,033
598,679	Pool # 561435, 5.50%, 11/01/29	595,199
305,606	Pool # 578543, 5.50%, 04/01/31	302,852
112,932	Pool # 627259, 5.50%, 02/01/32	111,804
1,117,002	Pool # 632551, 5.50%, 02/01/32	1,105,845
534,672	Pool # 632576, 5.50%, 02/01/32	529,854
233,551	Pool # 694655, 5.50%, 04/01/33	231,170
1,644,691	Pool # 702861, 5.00%, 04/01/18	1,620,489
1,524,904	Pool # 704440, 5.00%, 05/01/18	1,502,465
65,282	Pool # 710585, 5.50%, 05/01/33	64,617
388,832	Pool # 735224, 5.50%, 02/01/35	384,869
5,880,044	Pool # 745275, 5.00%, 02/01/36	5,678,606
24,108,753	Pool # 745432, 5.50%, 04/01/36	23,833,394
1,043,089	Pool # 781859, 4.50%, 12/01/34	978,881
1,492,398	Pool # 786423 ARM, 4.61%, 07/01/34 (b)	1,480,465
458,015	Pool # 797680, 4.50%, 10/01/35	429,822
699,328	Pool # 805373, 4.50%, 01/01/35	656,280
7,040,859	Pool # 805386 ARM, 4.87%, 01/01/35 (b)	7,009,785
756,650	Pool # 812268, 5.50%, 05/01/35	748,008
2,435,755	Pool # 815479, 4.50%, 03/01/35	2,283,218
1,324,477	Pool # 819361, 4.50%, 04/01/35	1,241,007
541,299	Pool # 820492, 5.50%, 05/01/35	535,116
800,937	Pool # 820989, 5.50%, 04/01/35	791,789
806,137	Pool # 821567, 5.50%, 06/01/35	796,930
1,843,089	Pool # 822799, 4.50%, 04/01/35	1,727,667
6,313,399	Pool # 829321, 4.50%, 09/01/35	5,918,028
575,432	Pool # 835359, 4.50%, 09/01/35	539,396
10,757,584	Pool # 835751, 4.50%, 08/01/35	10,083,899
1,915,482	Pool # 835760, 4.50%, 09/01/35	1,795,527
1,973,436	Pool # 836512, 4.50%, 10/01/20	1,903,965
4,316,697	Pool # 839240, 4.50%, 09/01/35	4,046,368
6,986,203	Pool # 840687, 5.00%, 09/01/35	6,746,869
2,899,209	Pool # 843510, 4.50%, 11/01/20	2,797,148
2,458,419	Pool # 844085, 5.00%, 11/01/35	2,374,199
1,887,422	Pool # 844797, 4.50%, 10/01/35	1,769,224
1,955,972	Pool # 844901, 4.50%, 10/01/20	1,887,115
5,757,316	Pool # 867438, 4.50%, 05/01/36	5,394,485
5,521,563	Pool # 880084, 6.00%, 03/01/36	5,558,948
6,482,542	Pool # 883084, 6.50%, 07/01/36	6,604,765
744,029	Pool # 893426, 6.00%, 09/01/36	749,066

3,302,901	Pool # 895271, 6.50%, 09/01/36	3,365,174
15,985,099	Pool #745515, 5.00%, 05/01/36	15,437,481

		152,075,816

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.25%):
321,827	Pool # 2562, 6.00%, 03/20/28	326,310
453,212	Pool # 267812, 8.50%, 06/15/17	484,383
1,883,701	Pool # 3413, 4.50%, 07/20/33	1,768,429
1,743,748	Pool # 3442, 5.00%, 09/20/33	1,691,068
3,693	Pool # 356873, 6.50%, 05/15/23	3,794
29,737	Pool # 434772, 9.00%, 06/15/30	32,261
62,697	Pool # 471660, 7.50%, 03/15/28	65,491
139,718	Pool # 472028, 6.50%, 05/15/28	143,769
60,611	Pool # 475847, 6.50%, 06/15/28	62,369
20,905	Pool # 479087, 8.00%, 01/15/30	22,151
303,054	Pool # 479088, 8.00%, 01/15/30	321,119
118,772	Pool # 503711, 7.00%, 05/15/29	122,769
41,971	Pool # 525556, 8.00%, 01/15/30	44,473
10,986	Pool # 525945, 9.00%, 07/15/30	11,918
36,086	Pool # 532751, 9.00%, 08/15/30	39,148
108,099	Pool # 568670, 6.50%, 04/15/32	111,060
264,086	Pool # 575441, 6.50%, 12/15/31	271,398
660,508	Pool # 598127, 5.50%, 03/15/18	663,459
1,409,611	Pool # 607668, 5.50%, 02/15/18	1,415,908
814,513	Pool # 615639, 4.50%, 09/15/33	770,778
167,634	Pool # 780086, 8.50%, 11/15/17	178,538
763,914	Pool # 780548, 8.50%, 12/15/17	813,606
600,639	Pool # 780865, 9.50%, 11/15/17	650,918
197,429	Pool # 781036, 8.00%, 10/15/17	207,598
728,963	Pool # 781084, 9.00%, 12/15/17	778,735
194,051	Pool # 80185 ARM, 5.38%, 04/20/28 (b)	195,631
228,701	Pool # 80205 ARM, 5.38%, 06/20/28 (b)	230,570
565,283	Pool # 80311 ARM, 5.50%, 08/20/29 (b)	566,049
		11,993,700

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $224,451,553)		224,531,640

U.S. GOVERNMENT SECURITIES (11.47%):
U.S. TREASURY PRINCIPAL ONLY STRIPS (1.21%):
7,000,000	0.00%, 11/15/17	4,148,620
4,294,000	0.00%, 02/15/20	2,266,274

		6,414,894

U.S. TREASURY INFLATION PROTECTED BONDS (0.88%):
300,000	4.25%, 01/15/10	378,723
445,000	3.50%, 01/15/11	537,127
1,050,000	2.00%, 01/15/14	1,113,957
2,500,000	2.38%, 01/15/25	2,664,636

		4,694,443

U.S. TREASURY NOTES (9.38%):
520,000	4.63%, 09/30/08	518,070
3,970,000	3.63%, 01/15/10	3,847,490
12,500,000	4.50%, 11/15/10	12,411,125
540,000	4.25%, 11/15/14	523,842
24,450,000	7.63%, 11/15/22	31,739,157
885,000	4.50%, 02/15/36	841,580

		49,881,264

Total U.S. GOVERNMENT SECURITIES (Cost $61,197,967)		60,990,601

Contracts
CALL OPTION PURCHASED (0.00%):
10	Euro Dollar Future, Expires 12/17/07 strike price 95.75	1,875

Total CALL OPTION PURCHASED (Cost $3,025)		1,875

Shares
REGISTERED INVESTMENT COMPANIES (3.48%):
9,251,034	Dreyfus Government Cash Management Fund	9,251,034
9,251,034	Fidelity U.S. Treasury II Fund	9,251,033

Total REGISTERED INVESTMENT COMPANIES (Cost $18,502,067)		18,502,067

Total Investments (Cost $532,597,543) (c) - 100.08%		$532,365,544
Liabilities in excess of other assets - (0.08)%		(443,669)

NET ASSETS - 100.00%		$531,921,875

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to $5,234,525 or 0.98% of net assets
(b)	Variable Rate Security – The rate disclosed is as of December 31, 2006.
(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$4,098,460	$(4,330,459)	$(231,999)

ARM - Adjustable Rate Mortgage

llc - Limited Liability Company

MTN - Medium Term Note

Multi-Coupon Bond - Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc - Public Limited Company

STRIPS - Separately Traded Registered Interest and Principal Securities

Excelsior Funds, Inc.

Intermediate-Term Bond Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Principal Amount	Security Description	Value
ASSET BACKED SECURITIES (1.45%):
$2,200,000	Capital Auto Receivables Asset Trust, 2006-SN1AC B, 5.50%, 04/20/10 (a)	$2,204,808
2,000,000	Capital One Master Trust, 2001-6 C, 6.70%, 06/15/11 (a)	2,039,460
260,662	Chase Funding Mortgage Loan Asset Backed Certificates, 2003-3 2A2, 5.62%, 04/25/33 (b)	260,982
2,153,023	JP Morgan Mortgage Acquisition Corp., 2006-HE1 A2, 5.43%, 05/25/28 (b)	2,153,579

Total ASSET BACKED SECURITIES (Cost $6,751,308)		6,658,829

COLLATERALIZED MORTGAGE OBLIGATIONS (8.71%):
NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (3.19%):
2,117,765	Bear Stearns ARM, 2004-1 11A3, 3.51%, 04/25/34	2,128,923
3,356,503	Countrywide Alternative Loan Trust, 2004-22CB 1A1, 6.00%, 10/25/34	3,338,230
388,321	Indymac Index Mortgage Loan Trust, 2004-AR4 3A, 4.76%, 08/25/34 (b)	384,844
3,322,000	Washington Mutual, 2005-AR5 A3, 4.67%, 05/25/35 (b)	3,269,963
2,282,768	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 12/25/34 (b)	2,235,559
3,332,912	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1, 4.54%, 02/25/35 (b)	3,275,044

		14,632,563

FEDERAL HOME LOAN MORTGAGE CORPORATION (0.74%):
3,507,327	R001 AE, 4.38%, 04/15/15	3,420,026

FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.79%):
9,650,000	1997-M5 C, 6.74%, 08/25/07	9,685,143
3,200,000	2003-17 QT, 5.00%, 08/25/27	3,166,041

		12,851,184

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.99%):
2,800,000	2005-10 MW, 4.67%, 09/16/25	2,727,649
2,925,000	2005-14 B, 4.48%, 08/16/32	2,847,496
3,596,290	2006-55 AB, 5.25%, 07/16/29	3,594,288

		9,169,433

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,630,618)		40,073,206

COMMERCIAL MORTGAGE-BACKED SECURITIES (15.49%):
4,350,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4, 4.76%, 11/10/39	4,209,321
2,000,000	Commercial Mortgage Asset Trust, 1999-C1 B, 7.23%, 01/17/32	2,209,230
3,556,000	Commercial Mortgage Asset Trust, 1999-C2 C, 7.80%, 11/17/32	4,051,217
3,325,000	Credit Suisse First Boston Mortgage Securities Corp., 2002-CP5 G, 5.88%, 12/15/35 (a) (b)	3,388,055
2,395,521	DLJ Mortgage Acceptance Corp., 1997-CF2 A1B, 6.82%, 10/15/30 (a)	2,404,599
3,900,000	GMAC Commercial Mortgage Securities, Inc., 1999-C1 C, 6.59%, 05/15/33	3,989,612
7,197,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-CB12 AJ, 4.99%, 09/12/37 (b)	6,994,693
4,500,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A4, 4.74%, 07/15/42	4,321,224
5,430,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP5 AJ, 5.30%, 12/15/44 (b)	5,432,727
3,085,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2, 4.74%, 11/13/36	3,006,449
3,104,000	Morgan Stanley Dean Witter Capital I, 2005-HQ5 A4, 5.17%, 01/14/42	3,068,480
4,025,000	Nomura Asset Securities Corp., 1998-D6 A4, 7.36%, 03/15/30 (b)	4,530,157
1,435,000	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4, 6.29%, 04/15/34	1,500,945
6,525,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3, 4.61%, 12/15/35	6,369,192
1,719,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A2, 5.00%, 07/15/41	1,703,355
4,775,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3, 5.23%, 07/15/41	4,768,600
6,150,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A6A, 5.11%, 07/15/42	6,091,149
3,222,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5, 5.09%, 07/15/42	3,196,216

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $72,545,860)		71,235,221

CORPORATE BONDS (18.53%):
2,550,000	Alcan Inc., 5.00%, 06/01/15	2,425,389
1,720,000	America Movil S.A. de C.V., 5.50%, 03/01/14	1,681,338
2,680,000	Bottling Group llc, 5.50%, 04/01/16	2,670,162
1,190,000	Caterpillar, Inc., 5.70%, 08/15/16	1,206,611

500,000	Cincinnati Bell, Inc., 8.38%, 01/15/14	513,750
3,845,000	Cisco Systems, Inc., 5.50%, 02/22/16	3,847,453
2,575,000	CIT Group, Inc., 5.80%, 07/28/11	2,618,672
1,835,000	Credit Suisse First Boston (USA), Inc., 3.88%, 01/15/09	1,788,787
2,940,491	CVS Lease Pass Through Trust, 5.88%, 01/10/28 (a)	2,861,392
2,150,000	DaimlerChrysler N.A. Holding Corp., 5.75%, 09/08/11	2,144,578
4,750,000	Deutsche Telekom International Finance, 5.38%, 03/23/11	4,735,613
4,000,000	Diageo Capital plc, 4.38%, 05/03/10	3,890,736
2,380,000	Federal Express Corp., 5.50%, 08/15/09	2,389,039
1,400,000	Ford Motor Credit Co., 5.80%, 01/12/09	1,374,580
3,285,000	Household Finance Corp., 8.00%, 07/15/10	3,568,489
500,000	Iron Mountain, Inc., 8.63%, 04/01/13	516,250
5,000,000	JP Morgan Chase & Co., 5.15%, 10/01/15	4,906,560
3,435,000	Legg Mason, Inc., 6.75%, 07/02/08	3,503,188
2,960,000	Lehman Brothers Holdings, Inc., 4.25%, 01/27/10	2,881,335
780,000	Lehman Brothers Holdings, Inc., 5.75%, 01/03/17	789,982
1,125,000	May Department Stores Co., 5.75%, 07/15/14	1,100,457
2,400,000	Morgan Stanley, 4.75%, 04/01/14	2,294,705
1,955,000	Nisource Finance Corp., 7.88%, 11/15/10	2,109,175
4,025,000	Oracle Corp., 5.25%, 01/15/16	3,940,056
3,000,000	RBS Capital Trust III, 5.51%, 09/30/14 (b) (c)	2,965,194
1,530,000	Sprint Capital Corp., 8.38%, 03/15/12	1,700,414
3,595,000	TCI Communications, Inc., 9.80%, 02/01/12	4,239,213
1,915,000	Telefonos de Mexico S.A., 4.50%, 11/19/08	1,880,459
2,415,000	Time Warner, Inc., 9.15%, 02/01/23	2,987,565
2,660,000	Virgina Electric Power, 5.40%, 01/15/16	2,624,869
5,075,000	Wachovia Corp., 3.50%, 08/15/08	4,934,155
1,000,000	Xerox Corp., 6.40%, 03/15/16	1,021,250
2,125,000	YUM! Brands, Inc., 6.25%, 04/15/16	2,177,335
975,000	Zions Bancorp, 5.50%, 11/16/15	959,234

Total CORPORATE BONDS (Cost $85,351,549)		85,247,985

U.S. GOVERNMENT AGENCY BONDS & NOTES (11.66%):
FEDERAL HOME LOAN BANK (9.82%):
10,000,000	5.00%, 10/16/09	9,958,310
8,700,000	5.19%, 02/22/10	8,668,515
26,525,000	5.30%, 10/27/11	26,576,034

		45,202,859

FREDDIE MAC (0.75%):
3,355,000	5.13%, 07/15/12	3,378,951
50,000	MTN, 2.85%, 01/05/07	49,983

		3,428,934

5,000,000	MTN, 5.25%, 02/24/11	4,997,720

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $53,594,859)		53,629,513

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (13.61%):
FEDERAL HOME LOAN MORTGAGE CORPORATION (1.81%):
3,579,453	Pool # 1G1026 ARM, 5.92%, 07/01/36 (b)	3,598,143
3,165,821	Pool # A36827, 5.00%, 08/01/35	3,055,704
402,513	Pool # G18136, 6.00%, 08/01/21	407,930
1,232,037	Pool # J03619, 6.00%, 10/01/21	1,248,618

		8,310,395

FEDERAL NATIONAL MORTGAGE ASSOCIATION (9.77%):
2,630,000	Pool # 385538, 4.79%, 11/01/12	2,552,857
637,015	Pool # 545290, 7.50%, 10/01/16	659,572
3,276	Pool # 578823, 5.50%, 04/01/31	3,246
2,480,736	Pool # 704372 ARM, 4.51%, 05/01/33 (b)	2,442,483
5,114,106	Pool # 805386 ARM, 4.87%, 01/01/35 (b)	5,091,536
2,671,037	Pool # 811528, 5.00%, 11/01/20	2,625,905
6,107,133	Pool # 831192, 5.00%, 11/01/20	6,002,456
9,511,191	Pool # 851149, 5.00%, 04/01/21	9,349,302

2,351,153	Pool # 868986, 5.00%, 05/01/21	2,311,134
186,623	Pool # 872534, 6.00%, 06/01/36	187,890
9,552,700	Pool # 879122, 5.00%, 05/01/21	9,390,105
4,275,047	Pool # 892882 ARM, 5.86%, 07/01/36 (b)	4,329,160

		44,945,646

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.03%):
12,830	Pool # 195801, 8.50%, 01/15/17	13,712
8,679	Pool # 195833, 8.50%, 04/15/17	9,276
2,569,136	Pool # 3319, 5.00%, 12/20/32	2,491,837
1,410	Pool # 334299, 8.00%, 05/15/23	1,491
3,161,305	Pool # 3442, 5.00%, 09/20/33	3,065,800
305,806	Pool # 367412, 6.00%, 11/15/23	310,389
1,358,891	Pool # 604726, 4.50%, 10/15/33	1,285,925
2,295,580	Pool # 608288, 4.50%, 09/15/33	2,172,319

		9,350,749

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $62,683,360)		62,606,790

U.S. GOVERNMENT SECURITIES (27.76%):
U.S. TREASURY NOTES (27.76%):
5,130,000	3.13%, 04/15/09	4,948,444
10,440,000	4.00%, 04/15/10	10,215,707
103,815,000	4.50%, 02/28/11 (d)	103,048,535
9,780,000	4.25%, 11/15/14	9,487,363

		127,700,049

Total U.S. GOVERNMENT SECURITIES (Cost $126,933,793)		127,700,049

Shares
REGISTERED INVESTMENT COMPANIES (1.87%):
4,308,364	Dreyfus Government Cash Management Fund	4,308,364
4,308,364	Fidelity U.S. Treasury II Fund	4,308,363

Total REGISTERED INVESTMENT COMPANIES (Cost $8,616,727)		8,616,727

Total Investments (Cost $457,108,074) (e) - 99.08%		$455,768,320
Other assets in excess of liabilities - 0.92%		4,246,452

NET ASSETS - 100.00%		$460,014,772

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to $12,898,314 or 2.80% of net assets.
(b)	Variable Rate Security – The rate disclosed is as of December 31, 2006.
(c)	Perpetual Security – Stated maturity is first par call date.
(d)	Serves as collateral for futures contracts.
(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$2,280,965	$(3,624,984)	$(1,344,019)

ARM - Adjustable Rate Mortgage

llc - Limited Liability Company

MTN - Medium Term Note

plc - Public Limited Company

Contracts		Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS
Long -
60	U.S. 2 Year Treasury Note, expiring March 30, 2007 (notional amount $12,269,214)	$12,241,875	$(27,339)
Short -
(20)	U.S. Long-Term Treasury Bond, expiring March 21, 2007 (notional amount $(2,251,824))	(2,228,750)	23,074

Total Futures Contracts (Total notional amount $ 10,017,390)		$10,013,125	$(4,265)

Excelsior Funds, Inc.

Short-Term Government Securities Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Principal Amount	Security Description	Value
ASSET BACKED SECURITIES (1.99%):
$1,100,000	Countrywide Asset Backed Certificates, 2005-13 AF2, 5.29%, 04/25/36	$1,094,950
1,885,167	Countrywide Home Equity Loan Trust, 2005-G 2A, 5.58%, 12/15/35 (a)	1,886,340
2,148,874	Residential Asset Mortgage Products, Inc., 2004-RS6 AI3, 4.54%, 08/25/28	2,140,149

Total ASSET BACKED SECURITIES (Cost $5,158,621)		5,121,439

COLLATERALIZED MORTGAGE OBLIGATIONS (15.35%):
NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (9.73%):
5,259,730	Bank of America Mortgage Securities, 2004-B 2A2, 4.10%, 03/25/34 (a)	5,176,935
2,922,684	Bank of America Mortgage Securities, 2005-J 2A3, 5.09%, 11/25/35 (a)	2,895,689
2,446,298	Bear Stearns ARM, 2004-1 11A3, 3.51%, 04/25/34 (a)	2,459,187
2,344,072	Bear Stearns ARM, 2004-9 3A1, 5.25%, 09/25/34 (a)	2,338,622
3,091,506	Countrywide Alternative Loan Trust, 2004-16CB 1A2, 5.50%, 07/25/34	3,054,018
2,064,482	IMPAC CMB Trust, 2005-5 A4, 5.73%, 08/25/35 (a)	2,055,101
2,201,635	Indymac Index Mortgage Loan Trust, 2004-AR4 3A, 4.76%, 08/25/34 (a)	2,181,922
2,000,000	Washington Mutual Mortgage Securities Corp., 2005-AR5 A2, 4.67%, 05/25/35 (a)	1,982,471
2,950,701	Wells Fargo Mortgage Backed Securities Trust, 2004-AA A2, 5.00%, 12/25/34 (a)	2,917,502

		25,061,447

FEDERAL HOME LOAN MORTGAGE CORPORATION (2.71%):
2,389,714	2608 GK, 4.50%, 03/15/17	2,344,554
4,634,011	2836 TA, 5.00%, 10/15/27	4,623,179

		6,967,733

FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.91%):
4,444,000	1997-M5 C, 6.74%, 08/25/07	4,460,183
3,056,522	2002-89 CA, 5.00%, 04/25/16	3,032,212

		7,492,395

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,071,880)		39,521,575

COMMERCIAL MORTGAGE-BACKED SECURITIES (2.02%):
1,148,979	Greenwich Capital Commercial Funding Corp., 2004-GG1 A2, 3.84%, 06/10/36	1,140,112
1,562,629	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A1, 4.33%, 07/15/42 (a)	1,536,773
2,553,078	Mortgage Capital Funding, Inc., 2005-HQ5 A1, 4.52%, 01/14/42	2,518,509

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,283,088)		5,195,394

U.S. GOVERNMENT AGENCY BONDS & NOTES (26.78%):
FANNIE MAE (0.80%):
2,100,000	3.55%, 01/17/08	2,064,943

FEDERAL HOME LOAN BANK (19.34%):
2,500,000	3.88%, 02/15/08	2,464,488
25,500,000	4.75%, 06/11/08	25,330,042
9,500,000	5.38%, 07/17/09	9,586,507
10,000,000	5.00%, 10/16/09	9,958,309
2,480,000	5.19%, 02/22/10	2,471,025

		49,810,371

FREDDIE MAC (6.64%):
7,150,000	5.45%, 09/02/11	7,126,970
10,000,000	5.25%, 10/06/11	9,958,210

		17,085,180

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $69,151,407)		68,960,494

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (35.33%):
FEDERAL HOME LOAN MORTGAGE CORPORATION (15.47%):
935,789	Pool # 1B2846 ARM, 4.95%, 04/01/35 (a)	934,639
3,970,546	Pool # 1G0688 ARM, 5.73%, 01/01/36 (a)	3,989,497
153,385	Pool # 1G1026 ARM, 5.92%, 07/01/36 (a)	154,186
8,462,626	Pool # 782645 ARM, 5.44%, 02/01/36 (a)	8,455,307
3,843,713	Pool # 847248 ARM, 3.84%, 03/01/34 (a)	3,900,227
481,997	Pool # C68593, 7.00%, 11/01/28	497,305
3,099,990	Pool # G18136, 6.00%, 08/01/21	3,141,710
9,144,538	Pool # J00617, 5.50%, 12/01/20	9,137,963
9,488,649	Pool # J03619, 6.00%, 10/01/21	9,616,351

		39,827,185

FEDERAL NATIONAL MORTGAGE ASSOCIATION (19.22%):
756,359	Pool # 323572, 7.50%, 01/01/29	789,917
2,697,859	Pool # 375575, 6.60%, 12/01/07	2,700,816
17,525	Pool # 517390, 8.00%, 11/01/11	18,041
277,608	Pool # 535981, 8.00%, 01/01/16	290,903
110,058	Pool # 545362 ARM, 5.96%, 12/01/31 (a)	110,374
1,751,741	Pool # 634195, 7.50%, 10/01/28	1,829,461
3,609,160	Pool # 693018 ARM, 4.39%, 06/01/33 (a)	3,586,913
4,007,306	Pool # 735709 ARM, 4.82%, 06/01/35 (a)	3,951,504
2,896,210	Pool # 766684 ARM, 4.40%, 03/01/34 (a)	2,869,659
3,485,301	Pool # 770870 ARM, 4.27%, 04/01/34 (a)	3,442,710
2,495,903	Pool # 780840, 4.50%, 06/01/34	2,477,207
3,166,143	Pool # 784134 ARM, 5.46%, 10/01/35 (a)	3,178,680
3,893,797	Pool # 786076 ARM, 4.73%, 07/01/34 (a)	3,864,303
6,512,280	Pool # 786423 ARM, 4.61%, 07/01/34 (a)	6,460,210
3,194,901	Pool # 805386 ARM, 4.87%, 01/01/35 (a)	3,180,801
4,000,580	Pool # 828704 ARM, 5.00%, 07/01/35 (a)	3,969,611
6,574,954	Pool # 871499 ARM, 5.61%, 04/01/36 (a)	6,595,460
183,193	Pool # 892882 ARM, 5.86%, 07/01/36 (a)	185,511

		49,502,081

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.64%):
205,044	Pool # 780240, 8.50%, 09/15/09	205,705
37,450	Pool # 780752, 8.50%, 04/15/10	37,474
489,150	Pool # 781036, 8.00%, 10/15/17	514,345
343,431	Pool # 781181, 9.00%, 12/15/09	351,602
122,718	Pool # 80385 ARM, 5.25%, 03/20/30 (a)	123,182
406,729	Pool # 8378 ARM, 5.75%, 07/20/18 (a)	411,200

		1,643,508

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $91,580,937)		90,972,774

U.S. GOVERNMENT SECURITIES (17.79%):
U.S. TREASURY NOTES (17.79%):
2,000,000	4.88%, 04/30/08 (b)	1,998,124
3,175,000	4.88%, 05/31/08	3,173,511
14,400,000	5.13%, 06/30/08	14,445,000
10,000,000	5.00%, 07/31/08	10,016,410
14,000,000	4.63%, 11/15/09	13,956,250
2,275,000	4.13%, 08/15/10	2,231,811

		45,821,106

Total U.S. GOVERNMENT SECURITIES (Cost $45,807,818)		45,821,106

Shares
REGISTERED INVESTMENT COMPANIES (0.19%):
241,246	Dreyfus Government Cash Management Fund	241,246
241,247	Fidelity U.S. Treasury II Fund	241,248

Total REGISTERED INVESTMENT COMPANIES (Cost $482,494)		482,494

Total Investments (Cost $257,536,245) (c) - 99.45%		$256,075,276
Other assets in excess of liabilities - 0.55%		1,420,032

NET ASSETS - 100.00%		$257,495,308

(a)	Variable Rate Security – The rate disclosed is as of December 31, 2006.
(b)	Serves as collateral for futures contracts.
(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$332,066	$(1,794,061)	$(1,461,995)

ARM - Adjustable Rate Mortgage

Discount Note - The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.

Contracts		Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS
Long -
100	U.S. 2 Year Treasury Note, expiring March 30, 2007 (notional amount $ 20,474,313)	$20,403,125	$(71,188)
Short -
(60)	U.S. 10 Year Treasury Note, expiring March 21, 2007 (notional amount $(6,518,286.90))	(6,448,125)	70,162

Total Futures Contracts (Total notional amount $13,956,026)		$13,955,000	$(1,026)

Excelsior Funds Inc.

Blended Equity Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (97.23%):
CONSUMER DISCRETIONARY (9.84%):
53,941	BorgWarner, Inc.	$3,183,598
38,124	Dillards, Inc., Class A	1,333,196
98,800	eBay (a)	2,970,916
1,155	Interpublic Group of Companies, Inc. (a)	14,137
182,107	John Wiley & Sons, Class A	7,005,656
119,620	Life Time Fitness, Inc. (a)	5,802,766
170,754	Sotheby’s Holdings, Inc., Class A	5,296,789
176,400	Target Corp.	10,063,621
163,030	Timberland Co., Class A (a)	5,148,487

		40,819,166

CONSUMER STAPLES (7.19%):
88,200	Altria Group, Inc.	7,569,323
134,098	Anheuser Busch Cos., Inc.	6,597,622
51,200	Kellogg Co.	2,563,072
101,157	Senomyx, Inc. (a)	1,314,029
156,100	Wal-Mart Stores, Inc.	7,208,698
68,587	Wm. Wrigley Jr. Co.	3,547,320
19,974	Wm. Wrigley Jr. Co., Class B	1,026,664

		29,826,728

ENERGY (8.01%):
104,813	Apache Corp.	6,971,113
37,100	Chevron Corp.	2,727,963
171,379	Exxon Mobil Corp.	13,132,772
13,200	Royal Dutch Shell plc ADR	934,428
119,926	Suncor Energy, Inc. ADR	9,463,361

		33,229,637

FINANCIAL (22.87%):
268,467	Aegon N.V.	5,087,450
143,834	American Capital Strategies Ltd.	6,653,761
92,600	American Express Co.	5,618,042
56,591	American International Group, Inc.	4,055,311
18,520	Ameriprise Financial, Inc.	1,009,340
168,520	Bank of America Corp.	8,997,283
68	Berkshire Hathaway, Inc., Class A (a)	7,479,320
29,961	Goldman Sachs Group, Inc.	5,972,725
23,350	HSBC Holdings plc ADR	2,140,028
257,484	Leucadia National Corp.	7,261,049
49,088	Mellon Financial Corp.	2,069,059
55,600	Merrill Lynch & Co., Inc.	5,176,360
85,011	NYSE Group, Inc. (a)	8,263,069
119,588	RenaissanceRe Holdings Ltd.	7,175,280
213,100	State Street Corp.	14,371,464
79,800	Washington Mutual, Inc.	3,630,102

		94,959,643

HEALTH CARE (10.76%):
180,800	Abbott Laboratories	8,806,768
22,100	Genzyme Corp.- General Division (a)	1,360,918
18,100	Hospira, Inc. (a)	607,798
185,251	Johnson & Johnson	12,230,271
107,195	Medtronic, Inc.	5,736,004
101,804	Novo-Nordisk A/S ADR	8,513,869
239,679	Pfizer, Inc.	6,207,686
51,100	Schering Plough Corp.	1,208,004

		44,671,318

INDUSTRIALS (11.45%):
2,665,750	Bombardier, Inc., Class B (a)	9,031,561
115,826	Canadian National Railway Co.	4,983,993
52,100	Dover Corp.	2,553,942
38,370	Expeditors International of Washington, Inc.	1,553,985
411,369	General Electric Co.	15,307,040
3,628	Illinois Tool Works, Inc.	167,577
93,249	Quanta Services, Inc. (a)	1,834,208
115,913	Rolls-Royce Group plc ADR	5,094,376
96,858	Simpson Manufacturing Co., Inc.	3,065,556
35,000	Tyco International Ltd.	1,064,000
78,500	Waste Management, Inc.	2,886,445

		47,542,683

INFORMATION TECHNOLOGY (9.87%):
694,444	3com Corp. (a)	2,854,165
432,065	Cisco Systems, Inc. (a)	11,808,337
30,000	Microchip Technology, Inc.	981,000
316,700	Microsoft Corp.	9,456,662
215,797	National Instruments Corp.	5,878,310
141,200	NCR Corp. (a)	6,037,712
50,000	Nvidia Corp. (a)	1,850,500
37,522	SAP AG ADR	1,992,418
6,220	Symbol Technologies, Inc.	92,927

		40,952,031

RAW/INTERMEDIATE MATERIALS (5.95%):
147,914	Aracruz Cellulose S.A. ADR	9,058,253
146,948	Nucor Corp.	8,032,178
84,424	Vulcan Materials Co.	7,587,185

		24,677,616

REAL ESTATE (1.57%):
121,852	St. Joe Co.	6,527,612

UTILITIES (9.72%):
372,261	AES Corp. (a)	8,204,632
346,959	Centerpoint Energy, Inc.	5,752,580
518,661	EL Paso Corp.	7,925,140
301,471	Sierra Pacific Resources (a)	5,073,757
247,000	TXU Corp.	13,389,871

		40,345,980

Total COMMON STOCKS (Cost $216,067,735)		403,552,414

FOREIGN COMMON STOCKS (1.65%):
GERMANY (1.65%):
119,000	Bayerische Motoren Werke AG	6,834,205

Total FOREIGN COMMON STOCKS (Cost $5,116,337)		6,834,205

Principal Amount
REPURCHASE AGREEMENT (1.06%):
$4,379,000	JP Morgan Chase Securities, Inc., 4.50%, dated 12/29/06, to be repurchased 01/03/07, repurchase price $4,381,737 (collateralized by U.S. Government Obligation, par value $4,368,000, 3.80%, maturing 01/18/08; total market value $4,453,230)	4,379,000

Total REPURCHASE AGREEMENT (Cost $ 4,379,000)		4,379,000
Total Investments (Cost $225,563,072) (b) - 99.94%		$414,765,619
Other assets in excess of liabilities - 0.06%		258,259

NET ASSETS - 100.00%		$415,023,878

(a)	Non-income producing security.
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$190,390,105	$(1,187,558)	$189,202,547

ADR - American Depositary Receipt

Ltd. - Limited

plc - Public Limited Company

Excelsior Funds, Inc.

Energy and Natural Resources Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (97.82%):
ENERGY (74.57%):
250,000	Anadarko Petroleum Corp.	$10,880,000
225,000	Arena Resources, Inc. (a)	9,609,750
100,000	Atwood Oceanics, Inc. (a)	4,897,000
162,740	BP plc ADR	10,919,854
300,000	Chevron Corp.	22,059,000
400,000	ConocoPhillips	28,780,000
131,388	Devon Energy Corp.	8,813,507
300,000	Endeavor International Corp. (a)	687,000
375,000	Exxon Mobil Corp.	28,736,250
160,000	GlobalSantaFe Corp.	9,404,800
250,000	Grant Prideco, Inc. (a)	9,942,500
4,000,000	Kodiak Oil & Gas Corp. ADR (a)	15,680,000
100,000	McDermott International, Inc. (a)	5,086,000
134,600	Nabors Industries Ltd. (a)	4,008,388
181,600	Newfield Exploration Co. (a)	8,344,520
175,000	Noble Corp.	13,326,250
225,000	Occidental Petroleum Corp.	10,986,750
600,000	Parallel Petroleum Corp. (a)	10,542,000
633,700	Petroquest Energy, Inc. (a)	8,073,338
300,000	Quicksilver Resources, Inc. (a)	10,977,000
347,000	Range Resources Corp.	9,528,620
331,000	Schlumberger Ltd.	20,905,960
277,600	Southwestern Energy Co. (a)	9,729,880
242,800	Suncor Energy, Inc. ADR	19,159,348
175,000	Teton Energy Corp. (a)	873,250
312,400	TETRA Technologies, Inc. (a)	7,991,192
225,000	Transocean Sedco Forex, Inc. (a)	18,200,250
163,400	Ultra Petroleum Corp. (a)	7,802,350
594,500	Willbros Group, Inc. (a)	11,236,050
216,666	XTO Energy, Inc.	10,194,135

		347,374,942

RAW/INTERMEDIATE MATERIALS (16.95%):
250,000	Agnico-Eagle Mines Ltd.	10,310,000
97,500	Aracruz Cellulose S.A. ADR	5,970,900
11,400	Arizona Star Resource Corp. (a)	136,800
480,000	Claymont Steel Holdings, Inc. (a)	8,827,200
400,000	Companhia Vale do Rio Doce ADR	11,896,000
97,100	Freeport-McMoRan Copper & Gold, Inc., Class B	5,411,383
1,000,000	HudBay Minerals, Inc. ADR (a)	18,732,000
56,500	Ivanhoe Mines Ltd. (a)	555,395
850,000	Kinross Gold Corp. (a)	10,098,000
58,800	Phelps Dodge Corp.	7,039,536

		78,977,214

TRANSPORTATION (3.70%):
563,668	DryShips, Inc.	10,151,661
453,550	Omega Navigation Enterprises, Inc., Class A ADR	7,102,593

		17,254,254

UTILITIES (2.60%):
200,000	Consolidated Water Co. Ltd.	4,986,000
272,000	Williams Cos., Inc.	7,104,640

		12,090,640

Total COMMON STOCKS (Cost $425,819,960)		455,697,050

Contracts
PUT OPTION PURCHASED (0.01%):
2,000	Energy Select Sector SPDR Fund Expires 01/20/07 strike price 56 (b)	66,000

Total PUT OPTION PURCHASED (Cost $97,000)		66,000

Principal Amount
REPURCHASE AGREEMENT (6.15%):
$28,664,000	JP Morgan Chase Securities, Inc., 4.50%, dated 12/29/06, to be repurchased 01/03/07, repurchase price $28,681,915 (collateralized by U.S. Government Obligations, ranging in par value $6,160,000-$11,284,000, 2.35%-6.13%, maturing 07/09/07-12/01/17; total market value $28,947,778)	28,664,000

Total REPURCHASE AGREEMENT (Cost $28,664,000)		28,664,000

Total Investments (Cost $454,580,960) (c) - 103.98%		$484,427,050
Liabilities in excess of other assets - (3.98)%		(18,546,337)

NET ASSETS - 100.00%		$465,880,713

(a)	Non-income producing security.
(b)	Fair valued as of December 31, 2006
(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$39,308,538	$(9,462,448)	$29,846,090

ADR - American Depositary Receipt

Ltd. - Limited

plc - Public Limited Company

Excelsior Funds, Inc.

Large Cap Growth Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (97.99%):
CONSUMER DISCRETIONARY (15.42%):
422,700	Best Buy Co., Inc.	$20,792,613
476,700	Coach, Inc. (a)	20,479,032
756,000	eBay (a)	22,732,920
663,300	Lowes Companies, Inc.	20,661,795
561,800	Starbucks Corp. (a)	19,898,956

		104,565,316

FINANCIAL (9.73%):
50,800	Chicago Mercantile Exchange	25,895,300
254,100	Lehman Brothers Holding, Inc.	19,850,292
414,600	SLM Corp.	20,220,042

		65,965,634

HEALTH CARE (30.11%):
195,155	Alcon, Inc.	21,812,474
241,800	Allergan, Inc.	28,953,132
330,800	Amgen, Inc. (a)	22,596,948
506,200	Celgene Corp. (a)	29,121,687
287,300	Genentech, Inc. (a)	23,308,649
370,400	Gilead Sciences, Inc. (a)	24,050,072
200,300	Intuitive Surgical, Inc. (a)	19,208,770
464,500	Teva Pharmaceutical Industries Ltd. ADR	14,436,660
263,882	Zimmer Holdings, Inc. (a)	20,683,071

		204,171,463

INDUSTRIALS (5.95%):
224,900	Corporate Executive Board Co.	19,723,730
510,000	Expeditors International of Washington, Inc.	20,655,000

		40,378,730

INFORMATION TECHNOLOGY (32.41%):
363,500	Akamai Technologies, Inc. (a)	19,309,120
317,100	Apple Computer, Inc. (a)	26,902,764
729,487	Broadcom Corp., Class A (a)	23,569,725
1,083,500	Corning, Inc. (a)	20,272,285
389,715	Electronic Arts, Inc. (a)	19,626,047
60,873	Google, Inc., Class A (a)	28,030,799
368,406	Infosys Technologies Ltd. ADR	20,100,231
653,500	Qualcomm, Inc.	24,695,765
137,100	Research In Motion Ltd. (a)	17,518,638
777,000	Yahoo!, Inc. (a)	19,844,580

		219,869,954

TELECOMMUNICATION (4.37%):
655,200	America Movil S.A. de C.V., Series L	29,628,144

	ADR
Total COMMON STOCKS (Cost $560,771,770)		664,579,241

Principal Amount
REPURCHASE AGREEMENT (2.02%):
$13,702,000	JP Morgan Chase Securities, Inc., 4.50%, dated 12/29/06, to be repurchased 01/03/07, repurchase price $13,710,564 (collateralized by U.S. Government Obligations, ranging in par value $5,750,000-$8,045,000, 4.35%- 4.88%, maturing 06/02/08-01/27/20; total market value $ 13,846,604)	13,702,000

Total REPURCHASE AGREEMENT (Cost $13,702,000)		13,702,000

Total Investments (Cost $574,473,770) (b) - 100.01%		$678,281,241
Liabilities in excess of other assets - (0.01)%		(95,381)

NET ASSETS - 100.00%		$678,185,860

(a)	Non-income producing security
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$134,635,942	$(30,828,471)	$103,807,471

ADR - American Depository Receipt

Ltd - Limited

Excelsior Funds, Inc.

Real Estate Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (96.51%):
CONSUMER DISCRETIONARY (1.04%):
25,000	Starwood Hotels & ResortsWorldwide, Inc.	$1,562,500

FINANCIAL (3.19%):
100,000	iStar Financial, Inc.	4,782,000

REAL ESTATE (90.78%):
65,000	AMB Property Corp.	3,809,650
39,500	Apartment Investment & Management Co., Class A	2,212,790
90,000	Archstone-Smith Trust	5,238,900
37,784	AvalonBay Communities, Inc.	4,913,809
100,000	BioMed Realty Trust, Inc.	2,860,000
55,000	Boston Properties, Inc.	6,153,400
38,300	Camden Property Trust	2,828,455
120,100	Cedar Shopping Centers, Inc.	1,910,791
95,000	Cousins Properties, Inc.	3,350,650
75,000	Digital Reality Trust, Inc.	2,567,250
75,000	Douglas Emmett, Inc.	1,994,250
100,000	Duke Realty Corp.	4,090,000
120,000	Equity Inns, Inc.	1,915,200
95,320	Equity Office Properties Trust	4,591,564
111,820	Equity Residential	5,674,865
55,000	Federal Realty Investment Trust	4,675,000
64,600	Forest City Enterprises, Inc., Class A	3,772,640
30,000	Global Signal, Inc.	1,580,100
80,000	Health Care REIT, Inc.	3,441,600
45,300	Home Properties of New York, Inc.	2,684,931
148,910	Host Marriott Corp.	3,655,741
113,032	Kimco Realty Corp.	5,080,788
160,000	Kite Realty Group Trust	2,979,200
83,000	Liberty Property Trust	4,078,620
40,700	Macerich Co.	3,523,399
70,000	Maguire Properties, Inc.	2,800,000
123,124	Prologis	7,482,246
42,100	Public Storage, Inc.	4,104,750
175,000	Senior Housing Properties Trust	4,284,000
63,000	Simon Property Group, Inc.	6,381,270
23,600	SL Green Realty Corp.	3,133,608
37,300	St. Joe Co.	1,998,161
45,000	Taubman Centers, Inc.	2,288,700
140,300	U-Store-It Trust	2,883,165
60,000	Vornado Realty Trust	7,290,000
84,175	Weingarten Realty Investors	3,881,309

		136,110,802

TRANSPORTATION (1.50%):
50,700	Alexander & Baldwin, Inc.	2,248,038

Total COMMON STOCKS (Cost $ 91,560,138)		144,703,340

Principal Amount
REPURCHASE AGREEMENT (1.81%):
$2,708,000	JP Morgan Chase Securities, Inc., 4.50%, dated 12/29/06, to be repurchased 01/03/07, repurchase price $2,709,693 (collateralized by U.S. Government Obligation, par value $2,728,000, 4.35%,maturing 06/02/08; total market value $2,716,901)	2,708,000

Total REPURCHASE AGREEMENT (Cost $2,708,000)		2,708,000

Total Investments (Cost $94,268,138) (a) - 98.32%		$147,411,340
Other assets in excess of liabilities - 1.68%		2,522,491

NET ASSETS - 100.00%		$149,933,831

(a)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciatio n)
$53,335,731	$(192,529)	$53,143,202

REIT - Real Estate Investment Trust

Excelsior Funds, Inc.

Small Cap Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (99.23%):
CONSUMER DISCRETIONARY (19.40%):
820,000	Cabelas, Inc. (a)	$19,786,600
240,000	Columbia Sportswear Co.	13,368,000
860,000	Nautilus, Inc.	12,040,000
800,000	Oakley, Inc.	16,048,000
580,000	Sotheby’s Holdings, Inc., Class A	17,991,600
620,000	Talbots, Inc.	14,942,000
360,000	Thor Industries, Inc.	15,836,400
200,000	Urban Outfitters, Inc. (a)	4,606,000
220,000	World Fuel Services Corp.	9,781,200

		124,399,800

ENERGY (4.80%):
540,000	Helix Energy Solutions Group, Inc. (a)	16,939,800
540,000	TETRA Technologies, Inc. (a)	13,813,200

		30,753,000

FINANCIAL (13.28%):
300,000	GFI Group, Inc. (a)	18,678,000
180,000	Greenhill & Co., Inc.	13,284,000
300,000	Jefferies Group, Inc.	8,046,000
500,000	Nara Bancorp, Inc.	10,460,000
80,000	Park National Corp.	7,920,000
600,000	Philadelphia Consolidated Holdings Corp. (a)	26,736,000

		85,124,000

HEALTH CARE (7.22%):
480,000	Arrow International, Inc.	16,982,400
500,000	Kensey Nash Corp. (a)	15,900,000
300,000	Molina Healthcare, Inc. (a)	9,753,000
1,000,000	Orthovita, Inc. (a)	3,630,000

		46,265,400

INDUSTRIALS (25.71%):
200,000	EGL, Inc. (a)	5,956,000
660,000	FLIR Systems, Inc. (a)	21,007,800
700,000	FTI Consulting, Inc. (a)	19,523,000
180,000	Hewitt Associates, Inc., Class A (a)	4,635,000
820,000	Innovative Solutions & Support, Inc. (a)	13,964,600
660,000	Kansas City Southern (a)	19,126,800
1,000,000	MPS Group, Inc. (a)	14,180,000
1,000,000	Quanta Services, Inc. (a)	19,670,000
480,000	Shaw Group, Inc. (a)	16,080,000
540,000	Simpson Manufacturing Co., Inc.	17,091,000
260,000	Triumph Group, Inc.	13,631,800

		164,866,000

INFORMATION TECHNOLOGY (24.01%):
300,000	CACI International, Inc., Class A (a)	16,950,000
500,000	CommScope, Inc. (a)	15,240,000
620,000	Forrester Research, Inc. (a)	16,808,200
1,000,000	Keane, Inc. (a)	11,910,000
600,000	Kulicke & Soffa Industries, Inc. (a)	5,040,000
880,000	Manhattan Associates, Inc. (a)	26,470,400

620,000	Plantronics, Inc.	13,144,000
400,000	Power Integrations (a)	9,380,000
680,000	Technitrol, Inc.	16,245,200
500,000	Varian Semiconductor Equipment Associates, Inc. (a)	22,760,000

		153,947,800

RAW/INTERMEDIATE MATERIALS (1.16%):
220,000	Cabot Microelectronics Corp. (a)	7,466,800

TELECOMMUNICATION (2.23%):
1,400,000	Andrew Corp. (a)	14,322,000

UTILITIES (1.42%):
400,000	Aqua America, Inc.	9,112,000

Total COMMON STOCKS (Cost $ 460,575,365)		636,256,800

Principal Amount
REPURCHASE AGREEMENT (1.03%):
$6,590,000	JP Morgan Chase Securities, Inc., 4.50%, dated 12/29/06, to be repurchased 01/03/07, repurchase price $6,594,119 (collateralized by U.S. Government Obligation, par value $6,547,000, 4.85%, maturing 02/06/08, total market value $6,716,130)	6,590,000

Total REPURCHASE AGREEMENT (Cost $6,590,000)		6,590,000

Total Investments (Cost $467,165,365) (b) - 100.26%		$642,846,800
Liabilities in excess of other assets - (0.26)%		(1,636,586)

NET ASSETS - 100.00%		$641,210,214

(a)	Non-income producing security
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$181,986,186	$(6,304,751)	$175,681,435

Excelsior Funds, Inc.

Value and Restructuring Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (95.90%):
CONSUMER DISCRETIONARY (12.95%):
2,600,000	Black & Decker Corp.	$207,922,000
2,600,000	CBS Corp., Class B	81,068,000
3,000,000	Centex Corp.	168,810,000
1,800,000	EchoStar Communications, Inc. (a)	68,454,000
850,000	Harman International Industries, Inc.	84,923,500
3,000,000	Leggett & Platt, Inc.	71,700,000
2,700,000	Newell Rubbermaid, Inc.	78,165,000
3,200,000	TJX Cos., Inc.	91,136,000
5,800,000	XM Satellite Radio Holdings, Inc., Class A (a)	83,810,000
2,600,000	Zale Corp. (a)	73,346,000

		1,009,334,500

CONSUMER STAPLES (4.56%):
2,150,000	Avon Products, Inc.	71,036,000
1,700,000	ConAgra Foods, Inc.	45,900,000
2,500,000	Dean Foods Co. (a)	105,700,000
2,050,000	Loews Corp. - Carolina Group	132,676,000

		355,312,000

ENERGY (15.05%):
1,725,000	Anadarko Petroleum Corp.	75,072,000
2,750,000	ConocoPhillips	197,862,500
2,450,000	Devon Energy Corp.	164,346,000
5,650,000	EL Paso Corp.	86,332,000
1,450,000	Murphy Oil Corp.	73,732,500
2,150,000	Noble Energy, Inc.	105,500,500
1,900,000	Petrobras ADR	195,681,000
4,200,000	Petrohawk Energy Corp. (a)	48,300,000
944,900	Pinnacle Gas Resources, Inc. (a) (b) (c)	10,393,900
3,150,000	Rossetta Resources, Inc. (a)	58,810,500
2,400,000	Todco, Class A (a)	82,008,000
2,450,000	W&T Offshore, Inc.	75,264,000

		1,173,302,900

FINANCIAL (23.51%):
2,600,000	Ace Ltd.	157,482,000
1,050,000	AerCap Holdings NV ADR (a)	24,339,000
3,700,000	Amvescap plc ADR	91,205,000
2,750,000	Apollo Investment Corp. (d)	61,600,000
1,100,000	Capital One Financial Corp.	84,502,000
1,981,700	Castlepoint Holdings Ltd. ADR (b) (c)	21,798,700
1,750,000	CIT Group, Inc.	97,597,500
2,450,000	Citigroup, Inc.	136,465,000
1,600,000	Freddie Mac	108,640,000
1,000,000	Genworth Financial, Inc.	34,210,000
2,000,000	JP Morgan Chase & Co.	96,600,000
1,600,000	Lehman Brothers Holding, Inc.	124,992,000
2,700,000	Loews Corp.	111,969,000
2,303,140	Marsh & McLennan Cos., Inc.	70,614,272
500,000	Mastercard, Inc., Class A	49,245,000
3,483,279	MCG Capital Corp.	70,780,229
1,850,000	Metlife, Inc.	109,168,500
2,100,000	Morgan Stanley	171,003,001
1,200,000	PNC Financial Services Group, Inc.	88,848,000

3,000,000	Primus Guaranty Ltd. (a)	34,650,000
1,900,000	Washington Mutual, Inc.	86,431,000

		1,832,140,202

HEALTH CARE (3.70%):
1,850,000	AmerisourceBergen Corp.	83,176,000
2,200,000	Baxter International, Inc.	102,058,000
2,000,000	Bristol-Myers Squibb Co.	52,640,000
1,000,000	Wyeth	50,920,000

		288,794,000

INDUSTRIALS (13.43%):
2,900,000	AGCO Corp. (a)	89,726,000
1,116,403	Aries Maritime Transport Ltd.	10,237,416
1,062,581	Arlington Tankers	24,832,518
2,061,336	Copa Holdings S.A., Class A	95,975,804
2,500,000	Empresa Brasileira de Aeronautica S.A. ADR	103,525,000
3,300,000	Gol Linhas Aereas Inteligentes S.A. ADR	94,611,000
1,000,000	Omega Navigation Enterprises, Inc., Class A ADR	15,660,000
1,025,000	Rockwell Automation, Inc.	62,607,000
1,700,000	Ryder Systems, Inc.	86,802,000
274,500	Spirit AeroSystems Holdings, Inc., Class A (a)	9,187,515
3,050,000	Tyco International Ltd.	92,720,000
1,650,000	Union Pacific Corp.	151,833,000
4,175,000	United Rentals, Inc. (a)	106,170,250
1,650,000	United Technologies Corp.	103,158,000

		1,047,045,503

INFORMATION TECHNOLOGY (5.01%):
4,200,000	Harris Corp.	192,612,000
900,000	International Business Machines Corp.	87,435,000
3,700,000	Nokia Oyj ADR	75,184,000
1,650,000	Plantronics, Inc.	34,980,000

		390,211,000

RAW/INTERMEDIATE MATERIALS (9.60%):
2,900,000	Alpha Natural Resources, Inc. (a)	41,267,000
4,000,000	Celanese Corp., Class A	103,520,000
4,500,000	CONSOL Energy, Inc.	144,584,999
1,050,000	Eagle Materials, Inc.	45,391,500
1,500,000	Foundation Coal Holdings, Inc.	47,640,000
5,637,304	International Coal Group, Inc. (a)	30,723,307
1,400,000	PPG Industries, Inc.	89,894,000
1,700,000	Schnitzer Steel Industries, Inc.	67,490,000
3,800,000	Smurfit-Stone Container Corp. (a)	40,128,000
1,800,000	Southern Copper Corp.	97,002,000
2,570,134	Tronox, Inc.	41,096,443

		748,737,249

REAL ESTATE (2.88%):
3,720,000	Diamondrock Hospitality Co.	66,997,200
1,000,000	FBR Capital Markets Corp. (a) (b) (c)	15,000,000
3,300,000	Friedman Billings Ramsey Group,	26,400,000
	Inc., Class A
2,050,000	Host Marriott Corp.	50,327,500
3,000,000	Peoples Choice Financial Corp. (a) (b) (c)	6,000,000
377,230	RAIT Financial Trust	13,006,890
900,000	Ventas, Inc.	38,088,000
1,500,000	Vintage Wine Trust, Inc. (b) (c)	9,000,000

		224,819,590

TELECOMMUNICATION (4.57%):
5,500,000	America Movil S.A. de C.V., Series L ADR	248,710,000
1,842,000	Datapath, Inc. (a) (b) (c)	17,499,000
2,600,000	Sprint Nextel Corp.	49,114,000
2,900,000	Windstream Corp.	41,238,000

		356,561,000

UTILITIES (0.64%):
1,500,000	Duke Energy Corp.	49,815,000

Total COMMON STOCKS (Cost $5,056,873,699)		7,476,072,944

FOREIGN COMMON STOCKS (2.44%):
GERMANY (1.07%):
1,500,000	Lanxess AG (a)	83,044,538

ITALY (0.66%):
5,000,000	Enel S.p.A	51,526,702

MEXICO (0.44%):
9,267,300	Grupo Mexico S.A.B. de C.V., Series B	33,995,839

SWITZERLAND (0.27%):
350,000	Petroplus Holdings AG (a)	21,262,622

Total FOREIGN COMMON STOCKS (Cost $130,815,014)		189,829,701

CONVERTIBLE PREFERRED STOCKS (1.24%):
CONSUMER DISCRETIONARY (1.01%):
2,300,000	Ford Motor Co. Capital Trust II,	78,660,000

	Preferred Exchange, 6.50%
RAW/INTERMEDIATE MATERIALS (0.23%):
500,000	Celanese Corp., Preferred	18,000,000

	Exchange, 4.25%
Total CONVERTIBLE PREFERRED STOCKS (Cost $96,491,027)		96,660,000

Principal Amount
REPURCHASE AGREEMENT (0.42%):
$33,095,000	JP Morgan Chase Securities, Inc., 4.50%, dated 12/29/06, to be repurchased 01/03/07, repurchase price $33,115,684 (collateralized by U.S. Government Obligations, ranging in par value $2,695,000-$17,954,000, 5.25%-5.76%, maturing 02/24/11-07/03/25; total market value $33,662,616)	33,095,000

Total REPURCHASE AGREEMENT (Cost $33,095,000)		33,095,000

Total Investments (Cost $5,317,274,740) (e) - 100.00%		$7,795,657,645
Other assets in excess of liabilities - 0.00%		249,415

NET ASSETS - 100.00%		$7,795,907,060

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006 these securities amounted to $79,691,600 or 1.02% of net assets.
(c)	Represents an illiquid security as of December 31, 2006.
(d)	Closed-end Management Investment Company.
(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$2,681,038,843	$(202,655,938)	$2,478,382,905

ADR - American Depositary Receipt

Ltd. - Limited

plc - Public Limited Company

Excelsior Funds, Inc.

Emerging Markets Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (91.47%):
ARGENTINA (1.64%):
931,800	Telecom Argentina S.A. ADR (a)	$18,645,318

BRAZIL (7.06%):
841,674	Arcelor Brazil S.A.	16,557,521
431,400	Companhia Vale do Rio Doce S.A.	12,871,279
516,832	Diagnosticos da America S.A. (a)	11,050,764
334,800	Gol Linhas Aereas Inteligentes S.A. ADR	9,598,716
441,700	Telemar Norte Leste S.A.	10,054,623
215,400	Uniao de Bancos Brasileiros S.A.	20,023,584

		80,156,487

CHILE (0.83%):
195,000	Banco Santander Chile S.A. ADR	9,391,200

CHINA (14.64%):
23,275,000	Bank of Communications Ltd., Class H (Hong Kong)	28,177,206
27,271,300	Chaoda Mordern Agriculture Holdings Ltd. (Hong Kong)	17,529,327
42,614,000	China Construction Bank, Class H (Hong Kong)	27,105,396
620,797	China Mobile Ltd. ADR (Hong Kong)	26,830,846
20,961,000	China Petroleum & Chemical Corp., Class H (Hong Kong)	19,419,822
17,823,252	Far East Consortium International Ltd. (Hong Kong)	8,673,008
2,647,000	Industrial & Commercial Bank of China (Hong Kong) (a)	1,643,803
15,539,400	People’s Food Holdings Ltd.	12,643,412
131,700	PetroChina Co. Ltd. ADR	18,540,726
8,447,000	Texwinca Holdings Ltd. (Hong Kong)	5,848,625
		166,412,171

COLUMBIA (0.79%):
288,800	Bancolombia S.A. ADR	8,996,120

INDIA (5.38%):
339,350	ICICI Bank Ltd. ADR	14,164,469
240,400	India Fund, Inc. (b)	11,034,360
222,900	State Bank of India GDR (c)	16,550,843
655,700	Suzlon Energy Ltd.	19,315,233

		61,064,905

INDONESIA (3.82%):
28,198,700	PT Indocement Tunggal Prakarsa Tbk	18,092,432
22,402,700	PT Telekomunikasi Indonesia Tbk	25,270,901

		43,363,333

MALAYSIA (3.88%):
1,882,600	Genting Berhad	17,608,405
6,454,950	Public Bank Berhad	14,350,029
4,404,300	Telekom Malaysia Berhad	12,162,433

		44,120,867

MEXICO (9.78%):
428,100	America Movil S.A. de C.V., Series L ADR	19,358,682
405,244	Cemex S.A.B de C.V. ADR	13,709,405
262,600	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	10,291,294
801,355	Grupo Elektra S.A.	9,723,899

2,124,100	Grupo Televisa S.A.	11,516,774
363,380	Telefonos de Mexico S.A. de C.V., Series L ADR	10,261,851
5,959,029	Urbi Desarrollos Urbanos S.A. de C.V. (a)	21,528,683
3,330,082	Wal-Mart de Mexico S.A. de C.V.	14,662,232

		111,052,820

POLAND (1.38%):
967,373	Powszechna Kasa Oszczednoski	15,629,814

	Polski Bank S.A.
RUSSIA (8.21%):
210,200	Lukoil Co. ADR	18,487,090
103,200	MMC Norilsk Nickel ADR	16,202,400
368,100	Mobile TeleSystems ADR	18,474,939
421,350	OAO Gazprom ADR	19,243,293
464,000	RBC Information Systems ADR (a)	20,787,200

		93,194,922

SOUTH AFRICA (6.22%):
2,911,042	African Bank Investments Ltd.	11,858,483
704,600	Gold Fields Ltd. ADR	13,302,848
1,522,224	MTN Group Ltd.	18,490,625
405,500	Sasol Ltd.	14,952,328
596,116	Telekom South Africa Ltd.	12,013,360

		70,617,644

SOUTH KOREA (14.49%):
23,198	Amorepacific Corp. (a)	14,408,168
337,802	Hana Financial Group, Inc.	17,751,913
650,638	KT Corp. ADR (a)	16,493,673
421,680	LG Cable Ltd. (a)	17,373,658
120,562	LG Home Shopping, Inc. (a)	10,755,224
13,000	Lotte Chilsung Beverage Co. Ltd. (a)	19,551,396
135,810	NCSoft Corp. (a)	7,754,742
14,158	Pacific Corp. (a)	2,589,414
63,570	Samsung Electronic Co. Ltd.	41,724,900
614,685	SK Telecom Co. Ltd. ADR	16,276,859

		164,679,947

TAIWAN (7.31%):
817,900	Chunghwa Telecom Co. Ltd. ADR	16,137,167
3,114,471	Hon Hai Precision, Inc.	22,163,191
6,673,453	President Chain Store Corp.	16,107,701
11,780,387	Synnex Technology International Corp.	14,854,545
233,704	Taiwan Semiconductor Manufacturing Co. Ltd.	479,910
1,212,264	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	13,250,046

		82,992,560

THAILAND (1.11%):
5,867,900	Advanced Info Service Public Co. Ltd. (Foreign Shares)	12,614,074

TURKEY (1.94%):
872,210	Akbank T.A.S. ADR (c) (d)	10,590,897
1,112,582	Arcelik A.S.	6,513,023
1,065,000	Turkiye Vakiflar Bankasi T.A.O., Class D	4,945,150

		22,049,070

UNITED KINGDOM (2.99%):
381,000	Anglo American plc (South Africa shares)	18,562,770
712,500	Kazakhmys plc	15,374,701

		33,937,471

Total COMMON STOCKS (Cost $ 659,181,205)		1,038,918,723

PREFERRED STOCKS (5.49%):
BRAZIL (4.61%):
384,918	Banco Bradesco S.A.	15,595,038
315,754,000	Companhia Energetica de Minas Gerais	15,527,406
906,800	Petroleo Brasileiro S.A.	21,151,588

		52,274,032

SOUTH KOREA (0.88%):
246,300	Hyundai Motor Co. Ltd. (a)	10,028,820

Total PREFERRED STOCKS (Cost $ 28,204,675)		62,302,852

Principal Amount
REPURCHASE AGREEMENT (2.93%):
$33,223,000	JP Morgan Chase Securities, Inc., 4.50%, dated 12/29/06, to be repurchased 01/03/07, repurchase price $33,243,764 (collateralized by U.S. Government Obligations, ranging in par value $5,430,000-$9,710,000, 4.38%-5.90%, maturing 12/11/08-07/21/20; total market value $ 33,702,107)	33,223,000

Total REPURCHASE AGREEMENT (Cost $33,223,000)		33,223,000

Total Investments (Cost $720,608,880) (e) - 99.89%		$1,134,444,575
Other assets in excess of liabilities - 0.11%		1,280,151

NET ASSETS - 100.00%		$1,135,724,726

(a)	Non-income producing security
(b)	Closed-end Management Investment Company Fund
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to $27,141,740 or 2.39% of net assets.
(d)	Represents an illiquid security as of December 31, 2006.
(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$432,414,309	$(18,578,614)	$413,835,695

ADR - American Depository Receipt

GDR - Global Depository Receipt

Ltd. - Limited

plc - Public Limited Company

Excelsior Funds, Inc.

International Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (96.56%):
AUSTRALIA (2.89%):
168,200	CSL Ltd.	$8,654,307
140,413	Rio Tinto Ltd.	8,172,068

		16,826,375

BELGIUM (1.33%):
45,800	Umicore	7,781,396

CANADA (2.35%):
173,000	Canadian National Railway Co.	7,429,548
134,900	Glidan Activewear, Inc. (a)	6,304,744

		13,734,292

CHINA (2.67%):
59,400	PetroChina Co. Ltd. ADR	8,362,332
629,000	Sun Hung Kai Properties Ltd. (Hong Kong)	7,205,180

		15,567,512

FINLAND (2.27%):
233,500	Fortum Oyj	6,630,790
324,400	Nokia Oyj	6,586,902

		13,217,692

FRANCE (7.16%):
204,928	AXA S.A.	8,260,057
69,950	BNP Paribas S.A.	7,608,935
125,056	Carrefour S.A.	7,568,152
46,734	Compagnie Generale de Geophysique S.A. (CGG) (a)	10,086,557
114,556	Total S.A.	8,242,282

		41,765,983

GERMANY (6.37%):
147,500	Adidas-Salomon AG	7,364,954
99,200	Altana AG	6,119,815
132,000	Bayerische Motoren Werke AG	7,580,799
160,300	Rhoen-Klinikum AG	7,663,609
340,900	SGL Carbon AG (a)	8,392,876

		37,122,053

INDONESIA (1.56%):
8,039,600	PT Telekomunikasi Indonesia Tbk	9,068,904

IRELAND (1.63%):
412,900	Bank of Ireland	9,504,914

ITALY (2.23%):
231,590	ENI S.p.A.	7,788,739
280,336	Permasteelisa S.p.A.	5,188,456

		12,977,195

JAPAN (22.68%):
179,000	Canon, Inc.	10,078,998
395,700	Casio Computer Co. Ltd.	8,972,336
398,963	Chiyoda Corp.	7,800,292
332,100	Don Quijote Co. Ltd.	6,340,395

104,500	FANUC Co. Ltd.	10,257,106
196,600	Hoya Corp.	7,663,815
32,400	Keyence Corp.	7,998,594
94,400	Kyocera Corp.	8,925,008
195,000	Millea Holdings, Inc.	6,907,438
540	Mitsubishi Tokyo Financial Group, Inc.	6,699,976
425,000	Nikon Corp.	9,317,128
4,500	NTT DoCoMo, Inc.	7,121,384
963,000	Sumitomo Trust & Banking Co. Ltd.	10,084,276
160,000	Takeda Pharmaceutical Co. Ltd.	10,967,144
860,000	The Bank of Fukuoka Ltd.	6,256,668
81,300	Yamada Denki Co. Ltd.	6,901,723

		132,292,281

MEXICO (2.79%):
193,700	America Movil S.A. de C.V., Series L ADR	8,759,114
222,924	Cemex S.A.B de C.V. ADR	7,541,519

		16,300,633

NETHERLANDS (2.54%):
231,600	ABN Amro Holding NV	7,423,991
480,100	Qiagen NV (a)	7,383,663

		14,807,654

NORWAY (3.71%):
648,300	Tandberg ASA	9,731,008
634,200	Telenor ASA	11,890,108

		21,621,116

SINGAPORE (1.89%):
752,000	DBS Group Holdings Ltd.	11,044,782

SOUTH KOREA (1.18%):
10,500	Samsung Electronic Co. Ltd.	6,891,796

SPAIN (4.45%):
513,000	Banco Santander Central Hispano S.A.	9,551,601
241,000	Repsol YPF S.A.	8,302,806
381,246	Telefonica S.A.	8,093,264

		25,947,671

SWEDEN (1.54%):
172,300	Svenska Cellulosa AB	8,984,237

SWITZERLAND (4.47%):
252,400	Micronas Semiconductor AG	5,553,173
44,510	Roche Holdings AG	7,966,058
47,900	Synthes, Inc.	5,696,352
113,700	UBS AG	6,883,124

		26,098,707

TAIWAN (3.28%):
1,458,241	Hon Hai Precision, Inc.	10,377,132
800,808	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,752,831
		19,129,963

TURKEY (0.94%):
932,300	Arcelik A.S.	5,457,657

UNITED KINGDOM (16.63%):
511,500	BG Group	6,954,349
543,700	British Sky Broadcasting Group plc	5,557,813
804,700	Cadbury Schweppes plc	8,593,474

292,773	GlaxoSmithKline plc	7,704,966
438,400	HSBC Holdings plc	7,977,717
546,700	Paragon Group plc	7,140,583
165,277	Reckitt Benckiser plc	7,538,425
224,742	Royal Bank of Scotland Group plc	8,745,352
1,677,200	Sage Group plc (The)	8,868,615
1,176,942	Serco Group plc	8,778,411
509,400	Shire plc	10,509,038
1,730,276	William Morrison Supermarkets plc	8,610,670

		96,979,413

Total COMMON STOCKS (Cost $ 427,788,846)		563,122,226

Principal Amount
REPURCHASE AGREEMENT (3.48%):
$20,319,000	JP Morgan Chase Securities, Inc., 4.50%, dated 12/29/06, to be repurchased 01/03/07, repurchase price $20,331,699 (collateralized by U.S. Government Obligations, ranging in par value $602,000-$6,711,000, 2.75%-6.00%, maturing 09/07/07-03/11/19; total market value $ 20,576,446)	20,319,000

Total REPURCHASE AGREEMENT (Cost $ 20,319,000)		20,319,000

Total Investments (Cost $448,107,846) (b) - 100.04%		$583,441,226
Liabilities in excess of other assets - (0.04)%		(223,205)

NET ASSETS - 100.00%		$583,218,021

(a)	Non-income producing security.
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$146,415,717	$(11,082,337)	$135,333,380

ADR - American Depositary Receipt

Ltd. - Limited

plc - Public Limited Company

Excelsior Funds, Inc.

Pacific / Asia Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (99.32%):
AUSTRALIA (10.34%):
132,000	Commonwealth Bank of Australia	$5,138,733
89,800	CSL Ltd.	4,620,433
85,375	Rio Tinto Ltd.	4,968,844
169,600	St George Bank Ltd.	4,406,813
285,100	Zinifex Ltd.	4,200,827

		23,335,650

CHINA (14.24%):
208,000	Aluminum Corp. of China Ltd. ADR	4,888,000
300	ASM Pacific Technology Ltd. (Hong Kong)	1,668
676,000	Bank of East Asia Ltd. (Hong Kong)	3,816,303
7,130,000	Chaoda Mordern Agriculture Holdings Ltd. (Hong Kong)	4,582,990
119,500	China Mobile Ltd. ADR (Hong Kong)	5,164,790
2,062,400	FU JI Food & Catering Services Ltd. (Hong Kong)	5,319,319
26,000	PetroChina Co. Ltd. ADR	3,660,280
8,289	Xinhua Finance Ltd. (a)	4,710,310

		32,143,660

INDIA (3.86%):
365,500	Bharti Tele-Ventures Ltd. (a)	5,203,966
84,300	ICICI Bank Ltd. ADR	3,518,682

		8,722,648

INDONESIA (2.18%):
4,370,300	PT Telekomunikasi Indonesia Tbk	4,929,826

JAPAN (50.47%):
81,100	Canon, Inc.	4,566,518
154,900	Casio Computer Co. Ltd.	3,512,294
262,145	Chiyoda Corp.	5,125,306
229,800	Don Quijote Co. Ltd.	4,387,301
49,400	FANUC Co. Ltd.	4,848,814
115,300	Hoya Corp.	4,494,597
229,100	JS Group Corp.	4,818,382
19,800	Keyence Corp.	4,888,030
143,000	KOEI Co. Ltd.	2,422,390
48,400	Kyocera Corp.	4,575,957
112,000	Millea Holdings, Inc.	3,967,349
338	Mitsubishi Tokyo Financial Group, Inc.	4,193,688
169,000	Ngk Spark Plug Co. Ltd.	3,175,776
55,700	Nidec Corp.	4,311,415
173,000	Nikon Corp.	3,792,619
20,200	Nintendo Co. Ltd.	5,230,210
11,900	ORIX Corp.	3,451,341
1,400	Pacific Golf Group International Holdings KK (a)	1,734,627
538,000	Sekisui Chemical Co. Ltd.	4,282,653
224,600	SOFTBANK Corp.	4,351,870
510,200	Sumitomo Trust & Banking Co. Ltd.	5,342,677
89,800	Takata Corp. (a)	3,184,772

70,600	Takeda Pharmaceutical Co. Ltd.	4,839,253
571,000	The Bank of Fukuoka Ltd.	4,154,137
83,700	Toyota Motor Corp.	5,602,496
303,900	Urban Corp.	4,617,972
48,000	Yamada Denki Co. Ltd.	4,074,818

		113,947,262

MALAYSIA (1.64%):
403,500	iShares MSCI Malaysia Index Fund (b)	3,692,025

PHILIPPINES (1.76%):
157,500	Globe Telecom, Inc.	3,962,524

SINGAPORE (3.95%):
250,000	DBS Group Holdings Ltd.	3,671,803
1,308,000	Sembcorp Marine Ltd.	2,897,611
4,968,000	Silverlake Axis Ltd.	2,353,366

		8,922,780

SOUTH KOREA (4.14%):
7,648	Samsung Electronic Co. Ltd.	5,019,853
3,500	Shinsegae Co. Ltd. (a)	2,181,235
100,700	Woori Investment & Securities Co.Ltd.	2,150,967

		9,352,055

TAIWAN (4.37%):
756,994	Hon Hai Precision, Inc.	5,386,919
410,147	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,482,907

		9,869,826

THAILAND (2.37%):
1,134,200	Advanced Info Service Public Co.	2,438,161
	Ltd. (Foreign Shares)
8,420,900	Amata Corp. Public Co. Ltd. (ForeignShares)	2,919,840

		5,358,001

Total COMMON STOCKS (Cost $188,730,998)		224,236,257

Principal Amount
REPURCHASE AGREEMENT (0.81%):
$1,822,000	JP Morgan Chase Securities, Inc., 4.50%, dated 12/29/06, to be repurchased 01/03/07, repurchase price $1,823,139 (collateralized by U.S. Government Obligations, par value $1,794,000, 4.85%, maturing 02/06/08, total market value $1,856,563)	1,822,000

Total REPURCHASE AGREEMENT (Cost $1,822,000)		1,822,000

Total Investments (Cost $ 190,552,998) (c) - 100.13%		$226,058,257
Liabilities in excess of other assets - (0.13)%		(301,426)

NET ASSETS - 100.00%		$225,756,831

(a)	Non-income producing security
(b)	Exchange-Traded Fund
(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$42,781,357	$(7,276,098)	$35,505,259

ADR - American Depository Receipt

Ltd. - Limited

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Funds, Inc.

By (Signature and Title)	/s/ Evelyn Dilsaver
Evelyn Dilsaver, President

Date February 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Evelyn Dilsaver
Evelyn Dilsaver, President

Date February 15, 2007

By (Signature and Title)	/s/ George Pereira
George Pereira, Treasurer and Principal Financial Officer

Date February 14, 2007